Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000061462 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	DNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.10%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.10%	[1]
Material Change Date	May 29, 2026
Net Assets	$ 777,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 870,381
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$777	65	$870,381

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name to BNY Dreyfus Institutional Preferred Treasury Obligations Fund.
This is a summary of certain changes to the Fund since May 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 29, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name to BNY Dreyfus Institutional Preferred Treasury Obligations Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 29, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000061463 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Obligations Fund
Class Name	Hamilton Shares
Trading Symbol	DHLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares*	$15	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 15	[2]
Expense Ratio, Percent	0.15%	[2]
Material Change Date	May 29, 2026
Net Assets	$ 777,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 870,381
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$777	65	$870,381

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name to BNY Dreyfus Institutional Preferred Treasury Obligations Fund.
This is a summary of certain changes to the Fund since May 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 29, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name to BNY Dreyfus Institutional Preferred Treasury Obligations Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 29, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.